LEASES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Operating lease expense	$ 483,294	$ 3,760,461	$ 3,687,878	$ 390,444
Minimum [Member]
Operating lease term	1 year	1 year
Maximum [Member]
Operating lease term	3 years	3 years